Loan Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Loan Receivable, Net [Line Items]
Schedule of Loan Receivable

Accounts receivable is presented net of allowance for expected credit loss:

	As of December 31,	As of June 30,
	2025	2026

Accounts receivable	$9,516,927	$8,543,753
Less: allowance for expected credit loss	(62,453)	(81,340)
Total	$9,454,474	$8,462,413

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follows:

	As of December 31,	As of June 30,
	2025	2026
Balance at beginning of the year/period	$—	$(13,792)
Provision	(13,792)	(570)
Total	$(13,792)	$(14,362)

Loans Receivable [Member]
Loan Receivable, Net [Line Items]
Schedule of Loan Receivable

Loan receivable is presented net of allowance for expected credit losses:

	As of December 31,	As of June 30,
	2025	2026
Loan receivable, unsecured
—Principal	$2,000,000	$2,083,076
—Interest receivables	10,000	10,067
	$2,010,000	$2,093,143
Less: allowance for expected credit losses	(13,792)	(14,362)
Total	1,996,208	2,078,781